Share-based Compensation - Share option assumptions (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility rate (as a percent)	48.84%	50.67%	54.23%
Expected term (years)	3 years 1 month 17 days	3 years 10 months 28 days	5 years 10 months 28 days
Risk-free interest rate (per annum) (as a percent)	0.90%	1.30%	1.90%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility rate (as a percent)	57.06%	55.65%	54.32%
Expected term (years)	6 years 1 month 28 days	6 years 1 month 28 days	6 years 1 month 28 days
Risk-free interest rate (per annum) (as a percent)	1.92%	1.55%	1.98%